   [LOGO]
         THE
     RESERVE
       FUNDS
  Founders of
 "America's First
   Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700          M www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RPES/SEMI-ANNUAL 01/99


                       [LOGO]
                             THE
                         RESERVE
                           FUNDS
                     Founders of
                  "America's First
                     Money Fund"

        ------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

            RESERVE PRIVATE EQUITY SERIES
               RESERVE BLUE CHIP GROWTH FUND
               RESERVE CONVERTIBLE SECURITIES FUND
               RESERVE INFORMED INVESTORS GROWTH FUND
               RESERVE INTERNATIONAL EQUITY FUND
               RESERVE LARGE-CAP GROWTH FUND
               RESERVE MID-CAP EQUITY FUND
               RESERVE SMALL-CAP GROWTH FUND

                                      NOVEMBER 30, 1998

          RESERVE PRIVATE EQUITY SERIES--RESERVE BLUE CHIP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)



                                                         VALUE
SHARES            COMMON STOCKS -- 99.9%               (NOTE 1)
------            ----------------------               --------

         BANKS -- 7.1%

6,150    Bank America Corp........................    $   400,903

9,475    Wells Fargo & Co.........................        341,100
                                                      -----------

                                                          742,003
                                                      -----------
         BEVERAGES -- 2.5%

3,650    Coca Cola Company........................        255,728
                                                      -----------

         CABLE--TV -- 3.4%

8,875    U.S. West Inc.,--Media Group*............        359,438
                                                      -----------

         COMPUTER MEMORY DEVICES -- 4.4%

6,425    EMC Corp.................................        465,813
                                                      -----------

         COMPUTER MICROSYSTEMS -- 7.9%

11,050   Compaq Computers Corp....................        359,125

7,700    Dell Computer Corp.*.....................        468,256
                                                      -----------

                                                          827,381
                                                      -----------

         COMPUTER NETWORKING -- 5.1%

7,112    Cisco Systems, Inc.*.....................        536,067
                                                      -----------

         COMPUTER SOFTWARE -- 8.9%

5,300    America Online, Inc.*....................        464,081

3,875    Microsoft Corp.*.........................        472,750
                                                      -----------
                                                          936,831
                                                      -----------

         DRUGS -- 3.6%

5,000    Warner Lambert Company...................        377,500
                                                      -----------

         ELECTRONICS -- 5.8%
4,299    General Electric Company.................        380,100

3,350    Medtronic, Inc...........................        226,544
                                                      -----------

                                                          606,644
                                                      -----------
         FINANCIAL SERVICES -- 3.0%

4,250    Federal Nat'l Mortgage Assn. ............        309,188
                                                      -----------

         INSURANCE -- 6.6%

3,125    American International Group, Inc. ......        293,750

7,112    Citigroup, Inc.*.........................        400,245
                                                      -----------

                                                          693,995
                                                      -----------


                                                         VALUE
SHARES           COMMON STOCKS (CONTINUED)             (NOTE 1)
------           -------------------------             --------

         MANUFACTURING DIVERSIFIED -- 3.6%

5,625    Soletron Corp.*..........................    $   372,305
                                                      -----------

         MEDICAL SUPPLIES -- 3.8%

3,600    Pfizer Inc.*.............................        401,850
                                                      -----------

         OFFICE AND BUSINESS EQUIPMENT -- 2.8%

8,325    Staples, Inc.*...........................        290,855
                                                      -----------

         OIL/GAS EQUIPMENT & SERVICES -- 2.4%

3,300    Exxon Corp.*.............................        247,706
                                                      -----------

         PACKAGED SOFTWARE -- 3.1%

7,275    Computer Associates International........        321,919
                                                      -----------

         PHARMACEUTICALS -- 9.1%

2,550    Johnson & Johnson........................        207,188

3,500    Lilly (Eli) & Company....................        313,906

2,825    Merck & Company..........................        437,522
                                                      -----------

                                                          958,616
                                                      -----------

         RADIO, TV & BROADCAST COMMUNICATION
         EQUIPMENT -- 2.6%

5,800    Clear Channel Comm.*.....................        271,150
                                                      -----------

         RETAIL--SPECIALTY -- 2.6%

5,000    Walgreen Company*........................        268,438
                                                      -----------

         SEMICONDUCTORS -- 3.2%

3,075    Intel Corp.*.............................        330,945
                                                      -----------

         TELECOMMUNICATION -- 4.0%

7,175    WorldCom, Inc.*..........................        423,325
                                                      -----------

         TELECOMMUNICATIONS EQUIPMENT -- 4.4%

5,375    Lucent Technologies, Inc.................        462,586
                                                      -----------

         TOTAL INVESTMENTS (Cost
         $8,423,375)........................ 99.9%     10,460,283

         OTHER ASSETS, LESS LIABILITIES......  .1%         15,529
                                              ----       --------

         NET ASSETS.......................... 100%    $10,475,812
                                              ----       --------
                                              ----       --------

------------

Value of investments are shown as a percentage of Net Assets.

* Non-income producing.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $8,423,375; the aggregate gross unrealized appreciation was $2,188,836 and the aggregate gross unrealized depreciation was $151,928.
                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--RESERVE BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $8,423,375)....................  $10,460,283
  Cash...................................       22,903
  Receivable for securities sold.........      231,926
  Dividend and interest receivable.......        7,490
                                           -----------
    Total Assets.........................   10,722,602
                                           -----------
LIABILITIES:
  Payable for securities purchased.......      233,179
  Payable for Fund shares repurchased....       13,172
  Other payables and accrued expenses....          439
                                           -----------
    Total Liabilities....................      246,790
                                           -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 605,555 of
    Class R shares and 100 of Class I
    shares outstanding ($.001 par
    value)...............................  $10,475,812
                                           ===========
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R................................  $     17.30
                                           ===========
  Class I................................  $     11.36
                                           ===========
COMPOSITION OF NET ASSETS:
  Capital Stock..........................          606
  Paid in surplus........................    7,922,450
  Accumulated net realized gain on
    investments..........................      719,600
  Accumulated net investment loss........     (203,752)
  Net unrealized appreciation on
    investments..........................    2,036,908
                                           -----------
NET ASSETS...............................  $10,475,812
                                           ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends...............................  $   31,080
  Interest................................       2,011
                                            ----------
    Total Investment Income...............      33,091
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      64,287
  Distribution fee (Note 3)...............      11,610
                                            ----------
    Total Expenses........................      75,897
                                            ----------
  Net Investment Loss.....................     (42,806)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments........     510,371
  Net change in unrealized appreciation on
    investments...........................     863,448
                                            ----------
  Net realized and unrealized gain on
    investments...........................   1,373,819
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $1,331,013
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 1998

                                                                 1998          1998
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (42,806)  $   (60,696)
    Net realized gain from investment transactions..........      510,371       551,668
    Net change in unrealized appreciation on investments....      863,448       671,426
                                                              -----------   -----------
    Net increase in net assets resulting from operations....    1,331,013     1,162,398
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................           --    (1,176,380)
                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................      950,305     2,637,887
    Reinvestment of distributions...........................           --     1,120,379
    Cost of shares redeemed.................................     (337,559)     (686,091)
                                                              -----------   -----------
    Net increase in net assets resulting from capital share
     transactions...........................................      612,746     3,072,175
                                                              -----------   -----------
    Net increase in net assets..............................    1,943,759     3,058,193
NET ASSETS:
    Beginning of period.....................................    8,532,053     5,473,860
                                                              -----------   -----------
    End of period...........................................  $10,475,812   $ 8,532,053
                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)

   FACE                                                                         VALUE
  AMOUNT                                                                      (NOTE 1)
  ------                                                                      --------

             CONVERTIBLE BONDS -- 51.2%

             BASIC INDUSTRIAL COMMODITY -- 1.8%

$  450,000   First South Africa Corp., Ltd., 9.00%, 06/15/04.............    $   315,000
                                                                             -----------

             COMMERCIAL SERVICES -- 7.1%

   500,000   Data Processing Res. Corp., 5.25%, 04/01/05.................        449,166

   400,000   Interim Services, 4.50%, 06/01/05...........................        352,292

   550,000   Metamor Worldwide, Inc., 2.94%, 08/15/04....................        417,656
                                                                             -----------

                                                                               1,219,114
                                                                             -----------

             COMPUTER SOFTWARE -- 7.4%

   500,000   Activision, Inc., 6.75%, 01/01/05...........................        456,250

   650,000   Aspen Technology, 5.25%, 06/15/05...........................        434,687

   350,000   Safeguard Scientific, 6.00%, 02/01/06.......................        367,500
                                                                             -----------

                                                                               1,258,437
                                                                             -----------

             COMPUTER STORAGE DEVICES -- 2.3%

   500,000   Cirrus Logic, Inc., Series 144A, 6.00%, 12/15/03............        387,396
                                                                             -----------

             GOLD MINING -- 2.3%

   650,000   Coeur D'Alene Mines Corp., 7.25%, 0/31/05...................        392,031
                                                                             -----------

             LEISURE & ENTERTAINMENT -- 4.9%

   400,000   Family Golf Centers, Inc., 5.75%, 10/15/04..................        364,000

   500,000   Unapix Entertainment, Inc., Series 144A, 10.00%, 06/30/04...        475,000
                                                                             -----------

                                                                                 839,000
                                                                             -----------

             HOTEL/MOTEL -- 2.2%

   600,000   Signature Resorts, Inc., 5.75%, 01/15/07....................        373,813
                                                                             -----------

             MANAGED CARE -- 9.8%

   400,000   Alternative Living Services, 5.25%, 12/15/02................        428,000

   500,000   American Retirement Corp., 5.75%, 10/01/02..................        426,875

   300,000   Sunrise Assisted Living, 5.50%, 06/15/02....................        389,723

   400,000   Total Renal Care Holdings, 7.00%, 05/15/09..................        415,875
                                                                             -----------

                                                                               1,660,473
                                                                             -----------

             OFFSHORE DRILLING -- 1.9%

   350,000   Diamond Offshore Drilling, Inc., 3.75%, 02/15/07............        316,350
                                                                             -----------

             OIL AND GAS EQUIPMENT SERVICES -- 6.1%

   500,000   Halter Marine, 144A, 4.50%, 09/15/04........................        317,916

   500,000   Key Energy Group, Inc., 5.00%, 09/15/04.....................        286,980

   500,000   Offshore Logistics, 6.00%, 12/15/03.........................        433,439
                                                                             -----------

                                                                               1,038,335
                                                                             -----------

             POLLUTION CONTROL -- 2.3%

   350,000   USA Waste Services, Inc., 4.00%, 02/01/02...................        391,891
                                                                             -----------

             RETAIL AND APPAREL -- 2.1%

   400,000   Charming Shoppes, 7.50%, 07/15/06...........................        355,000
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

   FACE                                                                         VALUE
  AMOUNT                                                                      (NOTE 1)
  ------                                                                      --------

             CONVERTIBLE BONDS (CONTINUED)
             SEMICONDUCTOR AND RELATED DEVICES -- 1.0%

$  150,000   Analog Devices, Inc., 3.50%, 12/01/00.......................    $   170,344
                                                                             -----------

             TOTAL CONVERTIBLE BONDS (Cost $9,533,107)...................      8,717,184
                                                                             -----------

    SHARES   CONVERTIBLE PREFERRED STOCKS -- 41.5%
----------

             AUTO PARTS -- ORIG. EQUIPMENT -- 2.2%

     7,500   Tower Auto Capital Trust, 6.75%.............................        375,000
                                                                             -----------

             BIO-TECHNOLOGY -- 1.3%

     5,000   Monsanto, 6.5%, ACES........................................        226,250
                                                                             -----------

             COMMERCIAL SERVICES -- 2.4%

    12,500   Cendant Corp., 7.50%........................................        420,312
                                                                             -----------

             ELECTRONICS COMPONENTS -- 2.3%

    30,000   Peak Trends Trust, 9.00%....................................        386,250
                                                                             -----------

             ENERGY -- 2.3%

     7,500   Unocal Cap Trust, 6.50%.....................................        398,627
                                                                             -----------

             FOOD -- 2.1%

     7,000   Ralston Purina, 7.00%.......................................        367,500
                                                                             -----------

             GOLD MINING -- 2.1%

    21,400   Freeport McMoran Corp., 7.00%, Series A.....................        363,800
                                                                             -----------

             HOTEL/MOTEL -- 2.3%

     8,500   Host Marriott Corp., 6.75%, Series 144A.....................        366,387
                                                                             -----------

             INSURANCE -- 2.6%

     6,000   Aetna Inc., 6.25%...........................................        441,375
                                                                             -----------

             MANAGED CARE -- 2.4%

    60,000   MedPartners, Inc., 6.50%, TAPS..............................        416,250
                                                                             -----------

             OIL AND GAS EQUIPMENT SERVICES -- 2.2%

    12,500   EVI Inc., 5.00%, Series 144A................................        370,312
                                                                             -----------

             OIL EXPLORATION AND PRODUCTION -- 2.0%

    17,500   Range Resources, $2.03, Series C............................        336,333
                                                                             -----------

             RAILROADS -- 2.8%

    10,000   Union Pacific Cap. Trust, 6.25%.............................        475,313
                                                                             -----------

             RENTAL EQUIPMENT -- 2.3%
    10,000   United Rentals, 6.50%.......................................        400,000
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)

             RESTAURANTS -- 2.1%

    15,000   US Restaurants, 7.72%, Series A.............................    $   352,500
                                                                             -----------

             REAL ESTATE -- 5.0%

    15,000   Camden Property Trust, 2.25%, Series A......................        361,875

9,000.....   Vornado Realty Trust, 6.50%.................................        485,437
                                                                             -----------

                                                                                 847,312
                                                                             -----------

             WATER TREATMENT SYSTEMS -- 3.1%

    17,500   Laidlaw One Inc., 5.75%.....................................        525,000
                                                                             -----------

             TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,984,556)........      7,068,521
                                                                             -----------
             COMMON STOCKS -- 5.4%

             MISCELLANEOUS MANUFACTURING -- .2%

    85,000   Disc Graphics, Inc., Wts. Cl. A 11/1/99*....................         31,875
                                                                             -----------

             OIL WELL SERVICES -- 2.3%

     8,000   Seacor Smit Inc.*...........................................        382,000
                                                                             -----------

             REAL ESTATE -- 2.9%

    25,000   Fortress Inv. Corp. ........................................        500,000
                                                                             -----------

             TOTAL COMMON STOCKS (Cost $964,679).........................        913,875
                                                                             -----------
             SHORT-TERM INVESTMENTS -- 1.8%

             Vista U. S. Government Money Market Fund (Cost $300,000)....        300,000
                                                                             -----------

             TOTAL INVESTMENTS (Cost $18,782,342).................. 99.9%     16,999,580

             OTHER ASSETS, LESS LIABILITIES.........................  .1%         12,678
                                                                    -----       --------

             NET ASSETS............................................100.0%    $17,012,258
                                                                    -----       --------
                                                                    -----       --------

------------

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $18,782,342; the aggregate gross unrealized appreciation was $637,044 and the aggregate gross unrealized depreciation was $2,419,806.
                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $18,782,342)...................  $16,999,580
  Receivable for securities sold.........      241,722
  Dividend and interest receivable.......      239,686
                                           -----------
    Total Assets.........................   17,480,988
                                           -----------
LIABILITIES:
  Cash overdraft.........................      467,767
  Other payables and accrued expenses....          963
                                           -----------
    Total Liabilities....................      468,730
                                           -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 1,893,143
    Class R shares and 100 Class I shares
    outstanding ($.001 par value)........  $17,012,258
                                           ===========
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R................................  $      8.99
                                           ===========
  Class I................................  $     10.41
                                           ===========
COMPOSITION OF NET ASSETS:
  Capital stock..........................        1,893
  Paid in surplus........................   20,430,090
  Accumulated net realized loss on
    investments..........................   (1,833,525)
  Undistributed net investment income....      196,562
  Net unrealized depreciation on
    investments..........................   (1,782,762)
                                           -----------
NET ASSETS...............................  $17,012,258
                                           ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends..............................  $   315,256
  Interest...............................      435,164
                                           -----------
    Total Investment Income..............      750,420
                                           -----------
EXPENSES:
  Comprehensive fee (Note 3).............       95,708
  Distribution fee (Note 3)..............       26,010
                                           -----------
    Total expenses.......................      121,718
                                           -----------
  Net Investment Income..................      628,702
                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Net realized loss on investments.......   (2,431,620)
  Net change in unrealized depreciation
    on investments.......................   (1,633,164)
                                           -----------
  Net realized and unrealized loss on
    investments..........................   (4,064,784)
                                           -----------
  Net Decrease in Net Assets Resulting
    from Operations......................  $(3,436,082)
                                           ===========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 1998

                                                                 1998          1998
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment income...................................  $   628,702   $ 1,061,434
    Net realized gain (loss) from investment transactions...   (2,431,620)    1,725,903
    Net change in unrealized depreciation on investments....   (1,633,164)   (1,520,425)
                                                              -----------   -----------
    Net increase (decrease) in net assets resulting from
     operations.............................................   (3,436,082)    1,266,912
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income...................................     (571,069)   (1,093,502)
    Net realized gain on investments........................           --    (1,348,604)
                                                              -----------   -----------
    Total distributions to shareholders.....................     (571,069)   (2,442,106)
                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................    1,590,296     3,876,464
    Reinvestment of distributions...........................      341,075     1,979,389
    Cost of shares redeemed.................................   (5,570,544)     (593,337)
                                                              -----------   -----------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................   (3,639,173)    5,262,516
                                                              -----------   -----------
    Net increase (decrease) in net assets                      (7,646,324)    4,087,322
NET ASSETS:
    Beginning of period.....................................   24,658,582    20,571,260
                                                              -----------   -----------
    End of period (including undistributed net investment
     income of $196,562 and $138,613, respectively).........  $17,012,258   $24,658,582
                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE PRIVATE EQUITY SERIES--RESERVE INFORMED INVESTORS GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)

                                                         VALUE
SHARES             COMMON STOCKS -- 91.0%               (NOTE 1)
------             ----------------------               --------
          BANKS -- .6%

          Firstar Corp.............................    $   16,700
    228
                                                       ----------

          BIO-TECHNOLOGY -- 8.8%

          Amgen Inc.*..............................       120,400
  1,600

          Biogen, Inc.*............................        53,113
    700

          Genzyme Corp.*...........................        79,919
  1,900
          Genzyme-Molecular Oncology*..............           984
    281
                                                       ----------
                                                          254,416
                                                       ----------

          BUSINESS FINANCIAL SERVICES -- 8.5%
          American Diversified Holdings*...........        30,800
  7,700

          Capital One Financial Corp...............        55,000
    500

          Charles Schwab Corp......................       107,113
  1,900

          Lehman Brothers Holdings, Inc............        54,931
  1,100
                                                       ----------
                                                          247,844
                                                       ----------

          COMPUTERS -- 3.6%

          Gateway 2,000, Inc.*.....................       106,638
  1,900
                                                       ----------

          COMPUTER MEMORY DEVICES -- 3.5%

          EMC Corp.................................       101,500
  1,400
                                                       ----------
          COMPUTER MICROSYSTEMS -- 8.0%
          Sun Microsystems, Inc.*..................       125,906
  1,700

          Apple Computer, Inc.*....................       108,588
  3,400
                                                       ----------

                                                          234,494
                                                       ----------
          COMPUTER NETWORKING -- 3.9%

          Cisco Systems, Inc.*.....................       113,063
  1,500
                                                       ----------

          COMPUTER SOFTWARE -- 16.1%

          America Online, Inc.*....................       122,588
  1,400
          Excite, Inc.*............................        53,831
  1,100

          Microsoft Corp.*.........................        61,000
    500
          Oracle Corp.*............................        78,775
  2,300

          Yahoo!, Inc.*............................       153,600
    800
                                                       ----------
                                                          469,794
                                                       ----------

          FOOD -- .9%
          Safeway, Inc.*...........................        26,405
    500
                                                       ----------

          MEDICAL -- HMO -- 2.0%

          WellPoint Health Network.................        57,444
    700
                                                       ----------

          MEDICAL INSTRUMENTS -- 2.6%

          Guidant Corporation......................        77,231
    900
                                                       ----------

                                                         VALUE
SHARES            COMMON STOCKS (CONTINUED)             (NOTE 1)
------            -------------------------             --------

          MEDICAL SUPPLIES -- 2.6%

          Pfizer, Inc..............................    $   78,138
    700
                                                       ----------

          PHARMACEUTICAL AND HOSPITAL
          SUPPLIES -- 5.2%

          Eli Lilly & Company......................       116,594
  1,300

          Johnson & Johnson........................        24,375
    300

          Schering-Plough Corp.....................        10,638
    100
                                                       ----------

                                                          151,607
                                                       ----------

          POWER CONVERSION/SUPPLY EQUIPMENT -- 1.8%

          American Power Conversion*...............        53,788
  1,300
                                                       ----------

          RADIO & BROADCAST COMMUNICATION
          EQUIPMENT -- .9%

          Clear Channel Comm.*.....................        28,050
    600
                                                       ----------

          RETAIL SPECIALTY AND APPAREL -- 14.6%

          Albertson's, Inc.........................        51,355
    900

          Nike, Inc................................        76,000
  1,900

          Best Buy Company, Inc.*..................       126,775
  2,200

          Walgreen Company.........................       112,744
  2,100

          Wal-Mart Stores, Inc.....................        60,250
    800
                                                       ----------

                                                          427,124
                                                       ----------

          TELECOMMUNICATIONS -- 4.8%

          SBC Communications, Inc..................       110,255
  2,300

          WorldCom, Inc.*..........................        29,500
    500
                                                       ----------

                                                          139,755
                                                       ----------

          TELECOMMUNICATIONS EQUIPMENT -- 2.6%

          Lucent Technologies, Inc.................        77,456
    900
                                                       ----------

          TOTAL COMMON STOCKS (Cost $2,459,342)....     2,661,447
                                                       ----------

          SHORT-TERM INVESTMENTS -- 8.3%
          -----------------------------------------

          Vista U.S. Government Money Market Fund
          (Cost $245,000)..........................       245,000
245,000
                                                       ----------

          TOTAL INVESTMENTS (Cost
          $2,704,342)........................ 99.3%     2,906,447

          OTHER ASSETS, LESS LIABILITIES......  .7%        20,558
                                              -----       -------

          NET ASSETS.........................100.0%    $2,927,005
                                              -----       -------
                                              -----       -------

------------

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $2,704,342; the aggregate gross unrealized appreciation was $247,145 and the aggregate gross unrealized depreciation was $45,040.
                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE PRIVATE EQUITY SERIES--RESERVE INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $2,704,342).....................  $2,906,447
  Cash....................................      44,547
  Receivable for securities sold..........     173,527
  Dividend and interest receivable........         965
                                            ----------
    Total Assets..........................   3,125,486
                                            ----------
LIABILITIES:
  Payable for securities purchased........     197,726
  Other payables and accrued expenses.....         755
                                            ----------
    Total Liabilities.....................     198,481
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 264,451 Class R
    shares and 100 Class I shares
    outstanding ($.001 par value).........  $2,927,005
                                            ==========
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
    Class R...............................  $    11.06
                                            ==========
    Class I...............................  $     9.89
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................         264
  Paid in surplus.........................   2,262,910
  Accumulated net realized gain on
    investments...........................     747,904
  Accumulated net investment loss.........    (286,178)
  Net unrealized appreciation on
    investments...........................     202,105
                                            ----------
NET ASSETS................................  $2,927,005
                                            ==========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends...............................  $    4,607
  Interest................................       9,754
                                            ----------
    Total Investment Income...............      14,361
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      23,687
  Distribution fee (Note 3)...............       4,121
                                            ----------
    Total Expenses........................      27,808
                                            ----------
  Net Investment Loss.....................     (13,447)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments........      30,862
  Net change in unrealized Appreciation on
    investments...........................     197,284
                                            ----------
  Net realized and unrealized gain on
    investments...........................     228,146
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $  214,699
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 1998

                                                                  1998           1998
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (13,447)   $   (53,234)
    Net realized gain from investment transactions..........       30,862      1,534,443
    Net change in unrealized depreciation on investments....      197,284       (460,178)
                                                              -----------    -----------
    Net increase in net assets resulting from operations....      214,699      1,021,031
                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................           --     (1,379,149)
                                                              -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................    1,551,543        928,647
    Reinvestment of distributions...........................           --      1,007,930
    Cost of shares redeemed.................................   (3,173,528)    (2,734,101)
                                                              -----------    -----------
    Net decrease in net assets resulting from capital share
     transactions...........................................   (1,621,985)      (797,524)
                                                              -----------    -----------
    Net decrease in net assets..............................   (1,407,286)    (1,155,642)
NET ASSETS:
    Beginning of period.....................................    4,334,291      5,489,933
                                                              -----------    -----------
    End of period...........................................  $ 2,927,005    $ 4,334,291
                                                              ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)



                                                         VALUE
SHARES             COMMON STOCKS -- 94.2%              (NOTE 1)
------             ----------------------              --------
          FINLAND -- 5.9%

  4,500   Nokia Oyj Series A......................    $   441,613

  7,100   TT Tieto Oy.............................        256,515
                                                      -----------

                                                          698,128
                                                      -----------

          FRANCE -- 10.9%

    280   Altran Technologies SA..................         65,223

  1,100   AXA-UAP.................................        142,567
  2,500   Banque Nationale de Paris...............        191,765

    900   Cap Gemini..............................        132,040

    120   Carrefour...............................         85,170

    190   Castorama Dubois........................         38,529

  1,460   Dassault Systems SA.....................         57,153

    400   Groupe Danone...........................        117,086

     10   Havas Advertising.......................          1,736

    658   Societe Industrielle....................        163,600

    910   Societe Generale - A....................        143,777

    700   Vivendi.................................        158,737
                                                      -----------

                                                        1,297,383
                                                      -----------

          GERMANY -- 4.5%

      9   Daimler Benz AG.........................        182,260
    800   Deutsche Pfandbrief Bank................         66,115

    700   Mannesmann AG...........................         75,826

    900   Sixt. AG Ord. Shares....................        209,858
                                                      -----------

                                                          534,059
                                                      -----------

          HONG KONG -- 10.0%

 16,000   Cheung Kong Holdings Ltd. ..............        115,205
 58,000   China Telecom - (Hong Kong).............        115,734

 36,400   Dah Sing Financial Group................         90,501

  9,900   Hang Seng Bank Ltd. ....................         87,266

 86,049   Hong Kong & China Gas Co. ..............        114,470

  5,682   HSBC Holdings HKD.......................        145,669
138,600   New World Infrastructure................        207,648

 20,669   Sun Hung Kai Properties.................        148,156

 60,000   Wing Hang Bank HKD......................        166,608
                                                      -----------

                                                        1,191,257
                                                      -----------
          ITALY -- 7.0%

 16,300   Banca Commerciale Italiana..............        111,792

 52,000   Telecom Italia Mobile SpA...............        342,163

 29,100   Telecom Italia SpA......................        235,835

 25,700   Unicredito Italiano SpA.................        145,329
                                                      -----------

                                                          835,119
                                                      -----------


                                                         VALUE
SHARES           COMMON STOCKS (CONTINUED)             (NOTE 1)
------           -------------------------             --------

          JAPAN -- 7.3%

 34,800   Fuji Bank Ltd. .........................    $   137,500

  3,000   Honda Motor Co. ........................        107,581

  3,500   Itoen, Ltd. ............................        148,797

  8,000   Mitsubishi Trust & Banking..............         57,766

  8,000   Olympus Optical Co., Ltd. ..............         87,493

 10,700   Terumo Corporation......................        237,432

  1,800   Union Tools.............................         79,591
                                                      -----------

                                                          856,160
                                                      -----------

          NETHERLAND -- 11.5%

  2,966   Aegon NV................................        317,802

  3,770   Ahold...................................        130,898

  2,504   Fortis Amev NV..........................        184,243

  4,556   Heineken................................        231,689

  1,700   Hunter Douglas NV.......................         58,580

  2,750   VNU-Verenigde NV........................         94,619

  1,872   Wolters Kluwer NV.......................        357,341
                                                      -----------

                                                        1,375,172
                                                      -----------

          NORWAY -- 1.5%

  6,200   Tomra Systems...........................        180,867
                                                      -----------

          PORTUGAL -- .6%

    316   Banco Commercial Portuges...............          9,627

    521   Banco Pinta Baby Shares.................         11,840

  1,300   Portugal Telecom S.A. ..................         52,186
                                                      -----------

                                                           73,653
                                                      -----------

          SINGAPORE -- 5.5%

 34,800   City Developments Ltd. .................        165,684

110,000   DBS Land................................        156,780

 18,700   Dev Bank Singapore......................        141,769

 31,000   Overseas Chinese Bank...................        189,897
                                                      -----------

                                                          654,130
                                                      -----------

          SPAIN -- 1.5%

  5,100   Banco Bilbao Vizcaya, SA................         80,721

  6,260   Banco Santander, SA.....................        101,807
                                                      -----------

                                                          182,528
                                                      -----------

          SWEDEN -- 2.5%

          Ericsson Telefonaktiebolaget, Series
  3,700   B.......................................        102,632

    635   Europolitan Holdings AB.................         58,297

  3,600   Netcom Systems AB - Series B............        138,743
                                                      -----------

                                                          299,672
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                                                         VALUE
SHARES           COMMON STOCKS (CONTINUED)             (NOTE 1)
------           -------------------------             --------
          SWITZERLAND -- 10.9%

    100   Nestle SA...............................    $   207,810

    130   Novartis AG.............................        244,070

      5   Roche Holdings..........................         58,760

    100   Schweizerische Rueck Ges................        252,812
    250   Selecta Group - Reg.....................         64,493
    620   UBS Ag-Registered.......................        186,599

    450   Zurich Versicherung.....................        286,996
                                                      -----------

                                                        1,301,540
                                                      -----------

          THAILAND -- .1%
 10,000   Central Pattana Public Co., Ltd. .......          4,990
                                                      -----------

          UNITED KINGDOM -- 12.6%

 12,700   Allied Irish Bank plc...................        196,339

     41   Barclays plc............................            929
  6,300   Bank of Ireland.........................        130,860

 16,100   Capita Group plc........................        150,523

  4,890   CMG plc.................................        120,661

 26,700   Compass Group plc.......................        281,323

  8,400   Logica plc..............................         58,865

 17,985   Misys plc...............................        126,628

 22,900   Rentokil Initial plc....................        152,986

  5,000   Serco Group plc.........................         84,093

 11,316   Smithkline Beecham plc..................        138,822

  6,081   Standard Charted plc....................         64,573
                                                      -----------

                                                        1,506,602
                                                      -----------

                                                         VALUE
SHARES           COMMON STOCKS (CONTINUED)             (NOTE 1)
------           -------------------------             --------

          UNITED STATES -- 1.9%

  1,700   Elan Corp. plc ADR......................    $   115,830

  3,600   Telefonica de Argentina SA, ADR.........        116,550
                                                      -----------

                                                          232,380
                                                      -----------

          TOTAL COMMON STOCKS (Cost $9,348,964)...     11,223,640
                                                      -----------

          PREFERRED STOCKS -- 2.4%

          GERMANY -- 2.4%

     60   Porsche AG Pfd..........................        133,532

    300   SAP AG Pfd..............................        156,375
                                                      -----------

          TOTAL PREFERRED STOCKS (Cost
          $302,146)...............................        289,907
                                                      -----------

          WARRANTS -- .0%

          FRANCE -- .0%

     10   Havas Advertising, 5/14/01*.............          1,058
                                                      -----------

          TOTAL INVESTMENTS (Cost
          $9,651,110)....................... 96.6%     11,514,605

          OTHER ASSETS, LESS LIABILITIES..... 3.4%        405,933
                                             -----       --------

          NET ASSETS........................100.0%    $11,920,538
                                             -----       --------
                                             -----       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                              INDUSTRY COMPOSITION

                 INDUSTRY                    PERCENT
                 --------                    -------
Auto/Truck Manufacturers...................     3.5%
Bio-Tech & Medical Devices.................     2.0
Building & Housing.........................     1.5
Cellular Telephone.........................     2.0
Commercial Banks...........................    19.7
Computers Software.........................     2.8
Construction & Engineering.................     1.7
Consumer Products..........................     1.5
Diversified Operations.....................     1.3
Drugs & Health Care........................     4.6
Financial Services.........................     1.9
Food & Drink...............................     4.1
IT Service.................................     4.6

                 INDUSTRY                    PERCENT
                 --------                    -------
Insurance Companies........................     8.9%
Lodging & Restaurants......................     2.3
Machinery..................................     1.3
Photo Equipment & Film.....................      .7
Pollution Control..........................     1.3
Public Utilities...........................     1.0
Publishing.................................     3.7
Real Estate Development....................     4.8
Retailing..................................     6.1
Service Companies..........................     4.0
Telecommunications.........................     9.7
Telephone Utilities........................     1.6
Other Assets, Less Liabilities.............     3.4
                                              -----
PERCENT OF NET ASSETS......................   100.0%
                                              =====

------------
Value of investments are shown as a percentage of net assets.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $9,651,110, the aggregate gross unrealized appreciation was $2,056,350 and the aggregate unrealized gross depreciation was $192,855.
* Non-income producing.
                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $9,651,110)....................  $11,514,605
  Cash...................................      303,709
  Receivable for securities sold.........      109,467
  Dividend and interest receivable.......       36,698
                                           -----------
    Total Assets.........................   11,964,479
                                           -----------
LIABILITIES:
  Payable for securities purchased.......       43,334
  Other payables and accrued expenses....          607
                                           -----------
    Total Liabilities....................       43,941
                                           -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 940,016 of
    Class R shares and 100 of Class I
    shares outstanding ($.001 par
    value)...............................  $11,920,538
                                           ===========
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
    Class R..............................  $     12.68
                                           ===========
    Class I..............................  $     11.13
                                           ===========
COMPOSITION OF NET ASSETS:
  Capital Stock..........................          940
  Paid in surplus........................   10,898,011
  Accumulated net realized loss on
    investments and foreign currency
    transactions.........................     (700,836)
  Accumulated net investment loss........     (141,072)
  Net unrealized gain on investments and
    foreign currency transactions........    1,863,495
                                           -----------
NET ASSETS...............................  $11,920,538
                                           ===========
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED
NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends*.............................  $    77,893
  Interest...............................       23,799
                                           -----------
    Total Investment Income..............      101,692
                                           -----------
EXPENSES:
  Comprehensive fee (Note 3).............      100,562
  Distribution fee (Note 3)..............       13,344
                                           -----------
    Total Expenses.......................      113,906
                                           -----------
  Net Investment Loss....................      (12,214)
                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments
    transactions.........................      625,382
  Net realized loss from foreign currency
    transactions.........................       (4,609)
  Net change in unrealized depreciation
    on investments.......................   (1,126,900)
  Net realized loss from foreign currency
    transactions.........................          943
                                           -----------
  Net realized and unrealized gain on
    investments..........................     (505,184)
                                           -----------
  Net Decrease in Net Assets Resulting
    from Operations......................  $  (517,398)
                                           ===========

* Dividends are net of foreign tax withholdings of $43,138.

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 1998

                                                                 1998           1998
                                                              -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (12,214)   $   (43,943)
    Net realized gain (loss) from investment transactions...      625,382       (975,769)
    Net realized loss from foreign currency transactions....       (4,609)        (1,308)
    Net change in unrealized appreciation on investments....   (1,126,900)     1,271,564
    Net change in unrealized depreciation from foreign
     currency transactions..................................          943            (63)
                                                              -----------    -----------
    Net increase (decrease) in net assets resulting from
     operations.............................................     (517,398)       250,481
                                                              -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................    1,520,174      3,581,943
    Cost of shares redeemed.................................   (1,933,462)    (3,110,454)
                                                              -----------    -----------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................     (413,288)       471,489
                                                              -----------    -----------
    Net increase (decrease) in net assets...................     (930,686)       721,970
  NET ASSETS:
    Beginning of period.....................................   12,851,224     12,129,254
                                                              -----------    -----------
    End of period...........................................  $11,920,538    $12,851,224
                                                              ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--RESERVE LARGE-CAP GROWTH FUND*

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)

                                                          VALUE
 SHARES              COMMON STOCKS -- 93.5%             (NOTE 1)
 ------              ----------------------             --------
            BANKS -- 3.0%
   17,000   Wells Fargo & Company....................  $   612,000
                                                       -----------
            BEVERAGES -- 4.8%
   13,700   Coca-Cola Company........................      959,856
                                                       -----------
            COMPUTER SOFTWARE -- 4.0%
    6,600   Microsoft Corp. .........................      805,200
                                                       -----------
            COMPUTERS -- 2.7%
    8,500   Hewlett-Packard Company..................      533,375
                                                       -----------
            CONSUMER PRODUCTS -- 8.4%
    8,300   Clorox Company...........................      921,819
   16,400   Gillette Company.........................      753,375
                                                       -----------
                                                         1,675,194
                                                       -----------
            DRUGS -- 8.8%
   17,300   Abbott Laboratories......................      830,400
    6,000   Merck & Company, Inc. ...................      929,250
                                                       -----------
                                                         1,759,650
                                                       -----------
            FINANCIAL/BUSINESS SERVICES -- 8.6%
    9,000   American Express Company.................      900,562
   14,500   Charles Schwab Corp. ....................      817,437
                                                       -----------
                                                         1,717,999
                                                       -----------

                                                          VALUE
 SHARES             COMMON STOCKS (CONTINUED)           (NOTE 1)
 ------             -------------------------           --------
            FOOD -- 13.6%
    9,000   Campbell Soup Company....................  $   514,125
   13,000   Hershey Foods Corp. .....................      874,250
   11,500   Quaker Oats Company......................      705,812
    7,000   Wrigley (Wm.) Jr. Company................      616,875
                                                       -----------
                                                         2,711,062
                                                       -----------
            MEDICAL PRODUCTS -- 18.0%
   11,700   Becton Dickinson & Company...............      497,250
    6,100   Bristol-Myers Squibb Company.............      747,631
   11,500   Johnson & Johnson........................      934,375
    7,000   Pfizer, Inc. ............................      781,375
    7,000   Eli Lilly & Company......................      627,813
                                                       -----------
                                                         3,588,444
                                                       -----------
            MISCELLANEOUS MANUFACTURING -- 3.6%
    9,000   Minnesota Mining & Manufacturing.........      722,813
                                                       -----------
            PHOTOGRAPHY -- 2.4%
    6,500   Eastman Kodak Company....................      471,656
                                                       -----------
            PUBLISHING -- 4.4%
    7,800   Gannett Company, Inc. ...................      503,588
   12,000   New York Times Company...................      372,750
                                                       -----------
                                                           876,338
                                                       -----------
            RESTAURANTS -- 4.7%
   13,500   McDonald's Corp. ........................      945,844
                                                       -----------
            RETAIL -- 3.0%
   15,000   Nike, Inc. ..............................      600,000
                                                       -----------
            SEMICONDUCTOR -- 3.5%
    6,500   Intel Corp. .............................      699,563
                                                       -----------
            TOTAL COMMON STOCKS (Cost $16,304,768)...   18,678,994
                                                       -----------
            SHORT-TERM INVESTMENTS -- 6.0%
            -----------------------------------------
1,200,000   Vista U.S. Government Money Market Fund
            (Cost $1,200,000)........................    1,200,000
                                                       -----------
            TOTAL INVESTMENTS (Cost
            $17,504,768)....................... 99.5%   19,878,994
            OTHER ASSETS, LESS LIABILITIES......  .5%       90,770
                                                -----     --------
            NET ASSETS........................ 100.0%  $19,969,764
                                                -----     --------
                                                -----     --------

------------

* Formerly Large-Cap Value Fund.

Value of investments are shown as a percentage of net assets.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $17,504,768; the aggregate gross unrealized appreciation was $2,598,877 and the aggregate gross unrealized depreciation was $224,651.
                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--RESERVE LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $17,504,768)...................  $19,878,994
  Cash...................................    1,544,022
  Receivable for securities sold.........       64,333
  Dividends and interest receivable......       21,468
                                           -----------
    Total Assets.........................   21,508,817
                                           -----------
LIABILITIES:
  Payable for securities purchased.......    1,516,894
  Payable for Fund shares redeemed.......       21,345
  Other payables and accrued expenses....          814
                                           -----------
    Total Liabilities....................    1,539,053
                                           -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 1,027,099
    Class R shares and 100 of Class I
    shares outstanding ($.001 par
    value))..............................  $19,969,764
                                           ===========
  NET ASSET VALUE PER SHARE (offering and
    redemption price per share):
    Class R..............................  $     19.44
                                           ===========
    Class I..............................  $     11.17
                                           ===========
COMPOSITION OF NET ASSETS:
  Capital Stock..........................        1,026
  Paid in surplus........................   17,052,236
  Accumulated net realized gain on
    investments..........................      573,267
  Accumulated net investment loss........      (30,991)
  Net unrealized appreciation on
    investments..........................    2,374,226
                                           -----------
NET ASSETS...............................   19,969,764
                                           ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends..............................  $    52,960
  Interest...............................       17,980
                                           -----------
    Total Investment Income..............       70,940
                                           -----------
EXPENSES:
  Comprehensive fee (Note 3).............       63,316
  Distribution fee (Note 3)..............       11,877
                                           -----------
    Total Expenses.......................       75,193
                                           -----------
  Net Investment Loss....................       (4,253)
                                           -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments.......      329,817
  Net change in unrealized appreciation
    on investments.......................      812,078
                                           -----------
  Net realized and unrealized gain on
    investments..........................    1,141,895
                                           -----------
  Net Increase in Net Assets resulting
    from Operations......................  $ 1,137,642
                                           ===========

                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED AND THE YEAR ENDED MAY 31,
                                     1998)

                                                                 1998          1998
                                                              -----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $    (4,253)  $  (18,080)
    Net realized gain from investment transactions..........      329,817      333,591
    Net change in unrealized appreciation on investments....      812,078      805,172
                                                              -----------   ----------
    Net increase in net assets resulting from operations....    1,137,642    1,120,683
                                                              -----------   ----------
DISTRIBUTION TO SHAREHOLDERS FROM:
    Net realized gain on investments........................           --     (111,520)
                                                              -----------   ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................   15,014,970    3,717,183
    Reinvestment of distributions...........................           --      110,918
    Cost of shares redeemed.................................   (2,968,863)  (1,161,229)
                                                              -----------   ----------
    Net increase in net assets resulting from capital share
     transactions...........................................   12,046,107    2,666,872
                                                              -----------   ----------
    Net increase in net assets..............................   13,183,749    3,676,035
NET ASSETS:
    Beginning of period.....................................    6,786,015    3,109,980
                                                              -----------   ----------
    End of period...........................................  $19,969,764   $6,786,015
                                                              ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--RESERVE MID-CAP EQUITY FUND+

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)



                                                         VALUE
SHARES             COMMON STOCKS -- 84.0%               (NOTE 1)
------             ----------------------               --------
         ADVERTISING -- 6.0%

4,100    Ha-Lo Industries, Inc.*...................    $  130,944
                                                       ----------

         BANKS -- 5.9%

5,000    Hibernia Corp., Class A...................        84,375
1,320    First Tennessee National Corp. ...........        44,220
                                                       ----------

                                                          128,595
                                                       ----------
         BUILDING PRODUCTS -- 1.4%

1,750    Watsco, Inc. .............................        31,391
                                                       ----------

         CAPITAL GOODS INDUSTRIAL -- 3.3%

5,000    Vishay Intertechnology, Inc. .............        70,937
                                                       ----------

         COMMUNICATIONS -- 3.1%
3,500    Scientific-Atlanta........................        67,812
                                                       ----------

         COMPUTERS & COMPUTER SOFTWARE -- 3.9%

4,800    Computer Management Sciences, Inc. .......        84,900
                                                       ----------

         COMPUTER--PERIPHERAL EQUIPMENT -- 3.8%

2,000    American Power Conversion Corp. ..........        82,750
                                                       ----------

         DRUGS -- 2.2%

5,000    North American Vaccine....................        48,125
                                                       ----------

         ELECTRONICS -- 5.6%
3,000    Pentair Industries, Inc. .................       113,062

  600    Kopin Corp. ..............................         8,550
                                                       ----------
                                                          121,612
                                                       ----------

         HOSPITAL SUPPLIES -- 2.7%

2,500    Pall Corp. ...............................        58,125
                                                       ----------

         INSURANCE -- 7.1%

4,000    Protective Life Corp. ....................       155,750
                                                       ----------

         OFFSHORE DRILLING -- 1.2%

3,500    Pride International, Inc. ................        26,469
                                                       ----------


                                                         VALUE
SHARES           COMMON STOCKS (CONTINUED)              (NOTE 1)
------           -------------------------              --------

         OPTICAL INSTRUMENTS AND LENSES -- 2.6%

3,600    Sola International, Inc. .................    $   57,150
                                                       ----------

         POLLUTION CONTROL -- 2.5%

7,280    Newpark Resources, Inc.*..................        53,690
                                                       ----------

         RESTAURANTS -- 4.7%

         Cracker Barrel Old Country Stores,
4,400    Inc. .....................................       102,300
                                                       ----------

         RETAIL -- 16.4%

4,000    Autozone, Inc.*...........................       120,500

4,000    Fingerhut Companies, Inc. ................        44,500

8,250    Pier 1 Imports, Inc. .....................        88,688

7,000    Stein Mart, Inc.*.........................        60,156

1,273    Metris Companies..........................        42,486
                                                       ----------

                                                          356,330
                                                       ----------

         SPECIAL INDUSTRIAL MACHINERY -- 2.5%

3,000    Quanex....................................        53,813
                                                       ----------

         TELECOMMUNICATIONS -- 3.0%

1,100    WorldCom, Inc. ...........................        64,900
                                                       ----------

         TRANSPORTATION -- 6.1%

6,050    Swift Transportation Co., Inc.*...........       132,722
                                                       ----------

         TOTAL COMMON STOCKS (Cost $1,830,049).....     1,828,315
                                                       ----------

         SHORT-TERM INVESTMENTS -- 18.2%
         ------------------------------------------

         Vista U.S. Government Money Market Fund
         (Cost $395,000)...........................       395,000
                                                       ----------

         TOTAL INVESTMENTS
         (Cost $2,225,049)...................102.2%     2,223,315

         LIABILITIES, LESS OTHER ASSETS...... (2.2)       (47,680)
                                              -----       -------

         NET ASSETS..........................100.0%    $2,175,635
                                              -----       -------
                                              -----       -------

------------

Value of investments are shown as a percentage of net assets.

+ Formerly Mid-Cap Growth Fund.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $2,225,049 the aggregate gross unrealized appreciation was $252,486 and the aggregate gross unrealized depreciation was $254,220.
                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE PRIVATE EQUITY SERIES--RESERVE MID-CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $2,225,049).....................  $2,223,315
  Dividend and interest receivable........         198
                                            ----------
    Total Assets..........................   2,223,513
                                            ----------
LIABILITIES
  Cash overdraft..........................      43,705
  Other payables and accrued expenses.....       4,173
                                            ----------
    Total Liabilities.....................      47,878
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 206,264 Class R
    shares and 100 of Class I shares
    outstanding ($.001 par value).........  $2,175,635
                                            ==========
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
    Class R...............................  $    10.54
                                            ==========
    Class I...............................  $    10.64
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................         209
  Paid in surplus.........................   2,087,882
  Accumulated net realized gain on
    investments...........................     245,727
  Accumulated net investment loss.........    (156,449)
  Net unrealized appreciation on
    investments...........................      (1,734)
                                            ----------
NET ASSETS................................  $2,175,635
                                            ==========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends...............................  $    4,229
  Interest................................       5,291
                                            ----------
    Total Investment Income...............       9,520
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      17,341
  Distribution fee (Note 3)...............       3,021
                                            ----------
    Total Expenses........................      20,362
                                            ----------
  Net Investment Loss.....................     (10,842)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments........     119,495
  Net change in unrealized depreciation on
    investments...........................    (656,634)
                                            ----------
  Net realized and unrealized gain on
    investments...........................    (537,139)
                                            ----------
  Net Decrease in Net Assets Resulting
    from Operations.......................  $ (547,981)
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 1998

                                                                  1998            1998
                                                              -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................   $   (10,842)    $   (55,592)
    Net realized gain from investment transactions..........       119,495         550,984
    Net change in unrealized (depreciation) appreciation on
     investments............................................      (656,634)         15,787
                                                               -----------     -----------
    Net increase (decrease) in net assets resulting from
     operations.............................................      (547,981)        511,179
                                                               -----------     -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
    Net realized gain on investments........................            --        (485,972)
                                                               -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................        45,902       1,341,995
    Reinvestment of distributions...........................            --         480,743
    Cost of shares redeemed.................................      (702,845)     (2,469,521)
                                                               -----------     -----------
    Net decrease in net assets resulting from capital share
     transactions...........................................      (656,943)       (646,783)
                                                               -----------     -----------
    Net decrease in net assets..............................    (1,204,924)       (621,576)
NET ASSETS:
    Beginning of period.....................................     3,380,559       4,002,135
                                                               -----------     -----------
    End of period...........................................   $ 2,175,635     $ 3,380,559
                                                               ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--RESERVE SMALL-CAP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1998--(UNAUDITED)


                                                         VALUE
SHARES             COMMON STOCKS -- 94.5%               (NOTE 1)
------             ----------------------               --------
          COMMERCIAL SERVICES -- 6.0 %

          International Telecomm Data Systems,
          Inc.*....................................    $  166,219
  6,750
          Memberworks, Inc.*.......................       126,750
  5,200
                                                       ----------

                                                          292,969
                                                       ----------
          COMMUNICATION EQUIPMENT -- 2.9 %

          ECI Telecommunications Ltd...............       143,000
  4,000
                                                       ----------

          COMPUTER-NETWORKING -- 10.3 %

          Ascend Communications, Inc.*.............       213,512
  3,800

          CNET, Inc.*..............................        84,900
  1,600

          Legato Systems, Inc.*....................       205,593
  4,300
                                                       ----------
                                                          504,005
                                                       ----------
          COMPUTER SERVICES -- 3.0 %

          HNC Software, Inc.*......................       148,500
  4,500
                                                       ----------

          COMPUTER SOFTWARE -- 21.6 %

          Activision, Inc.*........................       199,287
 14,900
          Business Objects S.A. ADR*...............       184,300
  9,700

          Citrix Systems, Inc.*....................       174,300
  2,100

          Dendrite International, Inc.*............       192,500
 10,000

          Excite, Inc.*............................        97,875
  2,000
          Hyperion Solutions Corp.*................       112,341
  3,470

          Sapient Corp.*...........................        92,500
  2,000
                                                       ----------

                                                        1,053,103
                                                       ----------
          DRUGS AND HEALTH CARE -- 4.4 %

          Centocor, Inc.*..........................       129,600
  3,200

          National Dentex Corp.*...................        85,625
  5,000
                                                       ----------

                                                          215,225
                                                       ----------

          ENERGY -- 1.8 %
          Cross Timbers Oil Company................        85,312
  7,500
                                                       ----------

          FIBER OPTICS -- 1.2 %

          Harmonic Lightwaves, Inc.*...............        60,600
  4,800
                                                       ----------

          OFFICE BUSINESS EQUIPMENT -- 3.1 %

          HBO & Company............................       149,625
  6,000
                                                       ----------


                                                         VALUE
SHARES            COMMON STOCKS (CONTINUED)             (NOTE 1)
------            -------------------------             --------

          OFFSHORE DRILLING -- 1.2 %

          Newfield Exploration Co.*................    $   58,500
  3,000
                                                       ----------

          OPTICAL INSTRUMENTS & LENSES -- 1.4 %

          KLA-Tencor Corp.*........................        68,125
  2,000
                                                       ----------

          RETAILS -- 14.6 %

          BeBe Stores, Inc.*.......................       135,150
  5,100

          Borders Group, Inc.*.....................       121,250
  5,000

          Corporate Express, Inc.*.................       102,225
 17,400

          Staples, Inc.*...........................       209,625
  6,000

          Williams-Sonoma, Inc.*...................       141,900
  4,800
                                                       ----------

                                                          710,150
                                                       ----------

          SEMICONDUCTOR & RELATED SERVICES -- 14.8%

          Applied Micro Circuits Corp.*............       184,250
  5,500

          ETEC Systems, Inc.*......................        88,765
  2,700

          Transwitch Corp.*........................       334,500
 12,000

          Uniphase Corp.*..........................       113,794
  2,100
                                                       ----------

                                                          721,309
                                                       ----------

          TELECOMMUNICATIONS & EQUIPMENT -- 2.9 %

          MDSI Mobile Data Solutions*..............       140,175
  8,900
                                                       ----------

          MISCELLANEOUS -- 5.3 %

          Central Garden & Pet Corp.*..............        80,469
  5,000

          On Assignment, Inc.*.....................       177,812
  5,000
                                                       ----------

                                                          258,281
                                                       ----------

          TOTAL COMMON STOCKS (Cost $3,288,877)....     4,608,879
                                                       ----------

          SHORT-TERM INVESTMENTS -- 3.3 %
          -----------------------------------------

          Vista U.S. Government Money Market Fund
          (Cost $160,000)..........................       160,000
160,000
                                                       ----------

          TOTAL INVESTMENTS (Cost
          $3,448,877)........................ 97.8%     4,768,879

          OTHER ASSETS, LESS LIABILITIES...... 2.2%       107,773
                                              -----       -------

          NET ASSETS.........................100.0%    $4,876,652
                                              -----       -------
                                              -----       -------

------------

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at November 30, 1998, was $3,448,877; the aggregate gross unrealized appreciation was $1,702,608 and the aggregate gross unrealized depreciation was $382,606.
                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--RESERVE SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
ASSETS:
  Investments in securities, at value
    (cost $3,448,877).....................  $4,768,879
  Cash....................................     111,637
  Dividend and interest receivable........         550
                                            ----------
    Total Assets..........................   4,881,066
                                            ----------
LIABILITIES:
  Payable for Fund share repurchased......       4,200
  Other payables and accrued expenses.....         214
                                            ----------
    Total Liabilities.....................       4,414
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 274,872 Class R
    shares and 100 Class I shares
    outstanding (.001 par value)..........  $4,876,652
                                            ==========
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
    Class R...............................  $    17.74
                                            ==========
    Class I...............................  $    11.28
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................         275
  Paid in surplus.........................   3,818,405
  Accumulated net realized gain on
    investments...........................      57,235
  Accumulated net investment loss.........    (319,265)
  Net unrealized appreciation on
    investments...........................   1,320,002
                                            ----------
NET ASSETS................................  $4,876,652
                                            ==========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends...............................  $    1,163
  Interest................................       3,410
                                            ----------
    Total Investment Income...............       4,573
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      35,242
  Distribution fee (Note 3)...............       6,192
                                            ----------
                                                41,434
                                            ----------
  Net Investment Loss.....................     (36,861)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments........     150,572
  Net change in unrealized appreciation on
    investments...........................     200,049
                                            ----------
  Net realized and unrealized gain on
    investments...........................     350,621
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $  313,760
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 1998

                                                                 1998           1998
                                                              -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (36,861)   $  (102,604)
    Net realized gain from investment transactions..........      150,572        431,594
    Net change in unrealized appreciation on investments....      200,049        143,667
                                                              -----------    -----------
    Net increase in net assets resulting from operations....      313,760        472,657
                                                              -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares........................      143,798        502,230
    Cost of shares redeemed.................................   (1,122,008)    (1,443,491)
                                                              -----------    -----------
    Net decreases in net assets resulting from capital share
     transactions...........................................     (978,210)      (941,261)
                                                              -----------    -----------
    Net decrease in net assets..............................     (664,450)      (468,604)
NET ASSETS:
    Beginning of period.....................................    5,541,102      6,009,706
                                                              -----------    -----------
    End of period...........................................  $ 4,876,652    $ 5,541,102
                                                              ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds): Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Growth Fund (formerly Reserve Large-Cap Value Fund), Reserve Mid-Cap Equity Fund (formerly Reserve Mid-Cap Growth Fund), and Reserve Small-Cap Growth Fund (collectively the "Funds"). The Trust has the right, at its discretion, to add other funds if the situation warranted.

   The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

   On June 24, 1998, the Board of Trustees ("Trustees") of the Trust agreed to add an institutional class ("Class I") to each Fund, and designate the existing Fund shares as a retail class ("Class R"). The Trustees further agreed to set the Class I minimum initial investment at $250,000, and to also set a low expense ratio to compete with other institutional accounts. The Trustees also voted to change the names of Reserve Large-Cap Value Fund and Reserve Mid-Cap Growth Fund to Reserve Large-Cap Growth Fund and Reserve Mid-Cap Equity Fund, respectively. The change in name has no bearing on either Fund's current investment objectives and policies.

   The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

   SECURITY VALUATION

   Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes.

   FOREIGN CURRENCY TRANSLATION

   With respect to the Reserve International Equity Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Fund does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

   FEDERAL INCOME TAXES

   It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   At May 31, 1998, the Trust's fiscal year end, the following Funds had capital loss carryforwards for federal income tax purposes, which are available to offset future net realized capital gains, if any:

                                                                  CAPITAL LOSS   EXPIRATION
                                                                  CARRYFORWARD      YEAR
                                                                  ------------   ----------
    Reserve International Equity Fund...........................    $ 71,968        2004
    Reserve International Equity Fund...........................     273,130        2005
    Reserve International Equity Fund...........................     975,769        2006
    Reserve Small-Cap Growth Fund...............................     145,524        2005

2. INVESTMENT ACTIVITY

   For the six months ended November 30, 1998, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                                   AGGREGATE      AGGREGATE
                                                                   PURCHASES        SALES
                                                                   ---------      ---------
    Blue Chip Growth Fund.......................................  $ 5,764,222    $ 5,478,260
    Convertible Securities Fund.................................    5,426,791     18,639,047
    Informed Investors Growth Fund..............................    7,199,742     10,066,078
    International Equity Fund...................................   11,822,638     11,461,217
    Large-Cap Growth Fund.......................................   12,025,965      1,361,741
    Mid-Cap Equity Fund.........................................      568,097      1,441,633
    Small-Cap Growth Fund.......................................      454,938      1,614,770

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Reserve Management Company, Inc. (RMCI), serves as the Trust's investment adviser subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays substantially all of the operating expenses of the Trust, exclusive of interest, taxes, brokerage, distribution fees, and any extraordinary fees. For its services as investment adviser, RMCI receives the following annual fee of each class' average daily net assets;

                                                                  CLASS R    CLASS I
                                                                  -------    -------
    Blue Chip Growth Fund.......................................   1.20%       .90%
    Convertible Securities Fund.................................   1.30       1.00
    Informed Investors Growth Fund..............................   1.30       1.00
    International Equity Fund...................................   1.55       1.25
    Large-Cap Growth Fund.......................................   1.20        .90
    Mid-Cap Equity Fund.........................................   1.30       1.00
    Small-Cap Growth Fund.......................................   1.30       1.00

   The rates above went into effect October 1, 1998, the day the Class I became active. Prior to October 1, 1998, RMCI received an annual fee at a rate of 1.50% of each Fund's average daily net assets, except International Equity Fund that paid an annual rate of 1.75%.

   RMCI has entered into an Investment Sub-Advisory Agreement with investment managers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions. The fees paid to the Sub-Advisers are paid by RMCI as follows:

                                                                        SUB-ADVISER                        FEE
                                                                        -----------                        ---
    Blue Chip Growth Fund                          Trainer, Wortham & Company, Inc.                       .750%
    Convertible Securities Fund                    New Vernon Advisors, Inc.                              .750%
    Informed Investors Growth Fund                 T. H. Fitzgerald & Company                             .750%
    International Equity Fund                      Pinnacle Associates Limited                            .875%
    Large-Cap Growth Fund                          Siphron Capital Management                             .750%
    Mid-Cap Equity Fund                            Pekin, Singer & Schapiro Asset Management              .750%
    Small-Cap Growth Fund                          Roanoke Asset Management                               .750%

   RMCI has entered into a Distribution Plan with Resrv Partners, Inc. ("RPI") a wholly-owned subsidiary of RMCI. As distributor for the Funds, RPI is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RPI. The distributor also is responsible for the marketing efforts of the Funds. For its services as distributor, RPI receives an annual fee of .25 of 1% the Class R average daily net assets.

                                                                  DISTRIBUTION FEE
                                                                  ----------------
    Blue Chip Growth Fund.......................................      $11,610
    Convertible Securities Fund.................................       26,010
    Informed Investors Growth Fund..............................        4,121
    International Equity Fund...................................       13,344
    Large-Cap Growth Fund.......................................       11,877
    Mid-Cap Equity Fund.........................................        3,021
    Small-Cap Growth Fund.......................................        6,192

   TRANSACTIONS WITH AFFILIATES

   As of November 30, 1998, Trainer, Wortham & Company, Inc. owns 23.8% of Reserve Blue Chip Growth Fund and New Vernon Advisors, Inc. own 55.3% of Reserve Convertible Securities Fund.

4. CAPITAL SHARE TRANSACTIONS

   For the six months ended November 30, 1998, and the year ended May 31, 1998, the capital stock transactions of each Fund were as follows:

                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                   RESERVE BLUE CHIP GROWTH FUND                   SHARES       AMOUNT       SHARES    AMOUNT
                   -----------------------------                   ------       ------       ------    ------
    Sold........................................................    61,956    $   955,407     100      $1,000
    Reinvested..................................................         0              0       0           0
    Redeemed....................................................   (21,318)      (337,559)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase................................................    40,638    $   617,848     100      $1,000
                                                                  ========    ===========     ===      ======

                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                RESERVE CONVERTIBLE SECURITIES FUND                SHARES       AMOUNT       SHARES    AMOUNT
                -----------------------------------                ------       ------       ------    ------
    Sold........................................................   194,916    $ 1,589,296     100      $1,000
    Reinvested..................................................    36,405        341,075       0           0
    Redeemed....................................................  (679,789)    (5,572,382)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase (Decrease).....................................  (448,468)   $(3,642,011)    100      $1,000
                                                                  ========    ===========     ===      ======
                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                  RESERVE INFORMED INVESTORS FUND                  SHARES       AMOUNT       SHARES    AMOUNT
    ------------------------------------------------------------  --------    -----------    ------    ------
    Sold........................................................   132,892    $ 1,550,543     100      $1,000
    Reinvested..................................................         0              0       0           0
    Redeemed....................................................  (281,712)    (3,171,667)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase (Decrease).....................................  (148,820)   $(1,621,124)    100      $1,000
                                                                  ========    ===========     ===      ======
                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                 RESERVE INTERNATIONAL EQUITY FUND                 SHARES       AMOUNT       SHARES    AMOUNT
    ------------------------------------------------------------  --------    -----------    ------    ------
    Sold........................................................   121,793    $ 1,520,174     100      $1,000
    Reinvested..................................................         0              0       0           0
    Redeemed....................................................  (152,413)    (1,933,462)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase (Decrease).....................................   (30,620)   $  (413,288)    100      $1,000
                                                                  ========    ===========     ===      ======
                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                   RESERVE LARGE-CAP GROWTH FUND                   SHARES       AMOUNT       SHARES    AMOUNT
    ------------------------------------------------------------  --------    -----------    ------    ------
    Sold........................................................   812,308    $15,013.970     100      $1,000
    Reinvested..................................................         0              0       0           0
    Redeemed....................................................  (158,761)    (2,966,455)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase................................................   653,547    $12,047,515     100      $1,000
                                                                  ========    ===========     ===      ======
                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                    RESERVE MID-CAP EQUITY FUND                    SHARES       AMOUNT       SHARES    AMOUNT
    ------------------------------------------------------------  --------    -----------    ------    ------
    Sold........................................................     3,923    $    44,902     100      $1,000
    Reinvested..................................................         0              0       0           0
    Redeemed....................................................   (58,884)      (712,649)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase (Decrease).....................................   (54,961)   $  (667,747)    100      $1,000
                                                                  ========    ===========     ===      ======

                                                                          CLASS R                CLASS I
                                                                  -----------------------    ----------------
                   RESERVE SMALL-CAP GROWTH FUND                   SHARES       AMOUNT       SHARES    AMOUNT
                   -----------------------------                   ------       ------       ------    ------
    Sold........................................................     8,621    $   142,798     100      $1,000
    Reinvested..................................................         0              0       0           0
    Redeemed....................................................   (66,113)    (1,118,286)      0           0
                                                                  --------    -----------     ---      ------
    Net Increase (Decrease).....................................   (57,492)   $  (975,488)    100      $1,000
                                                                  ========    ===========     ===      ======

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
                 RESERVE BLUE CHIP GROWTH FUND                   SHARES        AMOUNT           SHARES       AMOUNT
                 -----------------------------                   ------        ------           ------       ------
    Sold....................................................      178,836    $ 2,689,325            152    $     2,500
    Reinvested..............................................       79,403      1,120,379             --             --
    Redeemed................................................      (44,001)      (685,503)        (3,128)       (54,526)
                                                                ---------    -----------       --------    -----------
    Net Increase (Decrease).................................      214,238    $ 3,124,201         (2,976)   $   (52,026)
                                                                =========    ===========       ========    ===========

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
              RESERVE CONVERTIBLE SECURITIES FUND                SHARES        AMOUNT           SHARES       AMOUNT
              -----------------------------------                ------        ------           ------       ------
    Sold....................................................      357,328    $ 3,895,085             21    $       235
    Reinvested..............................................      181,967      1,979,389             --             --
    Redeemed................................................      (53,071)      (591,997)        (1,683)       (20,195)
                                                                ---------    -----------       --------    -----------
    Net Increase (Decrease).................................      486,224    $ 5,282,477         (1,662)   $   (19,960)
                                                                =========    ===========       ========    ===========

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
             RESERVE INFORMED INVESTORS GROWTH FUND              SHARES        AMOUNT           SHARES       AMOUNT
             --------------------------------------              ------        ------           ------       ------
    Sold....................................................       83,790    $   928,647             --    $        --
    Reinvested..............................................      101,914      1,007,930             --             --
    Redeemed................................................     (249,698)    (2,734,101)        (1,141)       (16,355)
                                                                ---------    -----------       --------    -----------
    Net Decrease............................................      (63,994)   $  (797,524)        (1,141)   $   (16,355)
                                                                =========    ===========       ========    ===========

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
               RESERVE INTERNATIONAL EQUITY FUND                 SHARES        AMOUNT           SHARES       AMOUNT
               ---------------------------------                 ------        ------           ------       ------
    Sold....................................................      287,467    $ 3,588,183            752    $     9,550
    Reinvested..............................................           --             --             --             --
    Redeemed................................................     (276,380)    (3,085,673)        (3,187)       (40,571)
                                                                ---------    -----------       --------    -----------
    Net Increase (Decrease).................................       11,087    $   502,510         (2,435)   $   (31,021)
                                                                =========    ===========       ========    ===========

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
                 RESERVE LARGE-CAP GROWTH FUND                   SHARES        AMOUNT           SHARES       AMOUNT
                 -----------------------------                   ------        ------           ------       ------
    Sold....................................................      225,263    $ 3,764,562          3,604    $    55,870
    Reinvested..............................................    6,906,501        110,918             --             --
    Redeemed................................................      (67,510)    (1,147,646)        (7,445)      (116,831)
                                                                ---------    -----------       --------    -----------
    Net Increase (Decrease).................................    7,064,254    $ 2,727,834         (3,841)   $   (60,961)
                                                                =========    ===========       ========    ===========

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
                  RESERVE MID-CAP EQUITY FUND                    SHARES        AMOUNT           SHARES       AMOUNT
                  ---------------------------                    ------        ------           ------       ------
    Sold....................................................      207,717    $ 3,061,184         50,380    $   685,878
    Reinvested..............................................       40,095        480,743             --             --
    Redeemed................................................     (152,046)    (2,069,981)      (190,095)    (2,805,123)
                                                                ---------    -----------       --------    -----------
    Net Increase (Decrease).................................       95,766    $ 1,471,946       (139,715)   $(2,119,245)
                                                                =========    ===========       ========    ===========

                                                                                                       CLASS D
                                                                        CLASS A                -----------------------
                                                                ------------------------           FOR THE PERIOD
                                                                       YEAR ENDED                  JUNE 1, 1998 TO
                                                                      MAY 31, 1998               SEPTEMBER 30, 1998
                                                                ------------------------       -----------------------
                 RESERVE SMALL-CAP GROWTH FUND                   SHARES        AMOUNT           SHARES       AMOUNT
                 -----------------------------                   ------        ------           ------       ------
    Sold....................................................       41,002    $   727,314          2,838    $    45,650
    Reinvested..............................................           --             --             --             --
    Redeemed................................................      (81,450)    (1,410,761)       (17,221)      (312,464)
                                                                ---------    -----------       --------    -----------
    Net Decrease............................................      (40,448)   $  (683,447)       (14,383)   $  (266,814)
                                                                =========    ===========       ========    ===========

5. MANAGEMENT'S USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

6. SUPPLEMENTAL PROXY INFORMATION

   The Special Meeting of Shareholders of the Trust was held on Thursday, December 17, 1998 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was held for the following purposes:

   PROPOSAL

    1.  To provide for the election of Trustees

    2.  To approve new Investment Management Agreements

    3.  To approve new Sub-Advisory Agreements

    4.  To approve the following proposed amendments:

       A. To amend the Trust's Declaration of Trust to provide dollar-based voting rights;

       B. To change the designation of the Funds' fundamental investment policy on investing for control or portfolio companies

    5. To approve changes to the Funds' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund Structure

    6. To approve the authorization of the Board of Trustees to appoint, replace or terminate Sub-Advisers recommended by the adviser or amend the terms of any Sub-Advisory Agreement for the Funds without shareholder approval

    7. To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal year ending May 31, 1999 and

   A Quorum of the shares of the Trust and the Funds, with exception of the Reserve Convertible Securities Fund, was present at the Meeting.

   The results of the proxy solicitation on the above matters were as follows:

                                                                                   VOTES WITHHELD/
BOARD OF TRUSTEES                                    VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
---------------------------------------------------  --------     -------------    ----------------    -----------
    Bruce R. Bent..................................  2,143,190           --             13,003               --
    Edwin Ehlert, Jr...............................  2,143,184           --             13,009               --
    Vincent J. Mattone.............................  2,143,191           --             13,002               --
    Donald J. Harrington...........................  2,143,184           --             13,009               --
    Henri W. Emmet.................................  2,142,098           --             14,095               --
    Diana P. Herrmann..............................  2,142,105           --             14,088               --
    William E. Viklund.............................  2,141,600           --             14,593               --
    Bruce R. Bent II...............................  2,139,857           --             16,336               --
    Richard Bassuk.................................  2,143,191           --             13,002               --

                                                                                   VOTES WITHHELD/
INVESTMENT MANAGEMENT AGREEMENT                      VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
---------------------------------------------------  --------     -------------    ----------------    -----------
    Reserve Blue Chip Growth.......................    434,313          407                 --            1,311
    Reserve Informed Investors Growth..............    149,974           18                 --              216
    Reserve International Equity...................    659,519           22                 --                4
    Reserve Large-Cap Growth.......................    491,565       18,528                 --           41,360
    Reserve Mid-Cap Equity.........................    153,698           12                 --              376
    Reserve Small-Cap Growth.......................    154,013          876                 --            1,296

                                                                                   VOTES WITHHELD/
SUB-ADVISORY AGREEMENT                               VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
---------------------------------------------------  --------     -------------    ----------------    -----------
    Reserve Blue Chip Growth.......................    432,045           14                 --            3,971
    Reserve Informed Investors Growth..............    149,970           20                 --              219
    Reserve International Equity...................    659,063          477                 --                4
    Reserve Large-Cap Growth.......................    491,404       18,690                 --           41,359
    Reserve Mid-Cap Equity.........................    148,904          416                 --            4,765
    Reserve Small-Cap Growth.......................    154,694          611                 --              880

                                                                                   VOTES WITHHELD/
                                                     VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
(4)                                                  --------     -------------    ----------------    -----------
(A) Dollar-based Voting............................  1,888,136       54,589            166,224           47,244
(B) Investing for Control
    Reserve Blue Chip Growth.......................    398,421        4,463             29,223            3,925
    Reserve Informed Investors Growth..............    141,030        1,100              7,862              217
    Reserve International Equity...................    658,243          394                901                7
    Reserve Large-Cap Growth.......................    402,976       22,715             84,557           41,206
    Reserve Mid-Cap Equity.........................    124,483          936             28,246              421
    Reserve Small-Cap Growth.......................    146,851        2,064              6,698              573

                                                                                   VOTES WITHHELD/
MASTER FEEDER/FEEDER FUND                            VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
---------------------------------------------------  --------     -------------    ----------------    -----------
    Reserve Blue Chip Growth.......................    401,186        3,974             29,223            1,649
    Reserve Informed Investors Growth..............    141,655          475              7,862              217
    Reserve International Equity...................    658,257          380                901                7
    Reserve Large-Cap Growth.......................    398,056       27,371             84,557           41,470
    Reserve Mid-Cap Equity.........................    125,004          459             28,246              377
    Reserve Small-Cap Growth.......................    146,904        1,700              6,698              884

                                                                                   VOTES WITHHELD/
TRUSTEE AUTHORIZATION                                VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
---------------------------------------------------  --------     -------------    ----------------    -----------
    Reserve Blue Chip Growth.......................    430,207        4,513                 --            1,311
    Reserve Informed Investors Growth..............    149,971           20                 --              217
    Reserve International Equity...................    622,429       37,110                 --                5
    Reserve Large-Cap Growth.......................    496,864       14,157                 --           40,432
    Reserve Mid-Cap Equity.........................    153,147          520                 --              418
    Reserve Small-Cap Growth.......................    154,988          314                 --              883

                                                                                   VOTES WITHHELD/
                                                     VOTE FOR     VOTES AGAINST    BROKER NON-VOTES    ABSTENTIONS
(7)                                                  --------     -------------    ----------------    -----------
     PricewaterhouseCoopers LLP....................  2,113,146        4,162                 --           38,883

    Due to the absence of a quorum for the Reserve Convertible Securities Fund, the Chairman adjourned the meeting with respect to the Reserve Convertible Securities Fund until Friday, January 15, 1999.

7. FINANCIAL HIGHLIGHTS:

   Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated. The information should be read in conjunction with accompanying financial data and related notes.

                                                               SIX MONTHS
                                                                 ENDED             FISCAL YEARS ENDED MAY 31,
                                                              NOVEMBER 30,    -------------------------------------
RESERVE BLUE CHIP GROWTH FUND                                     1998         1998      1997      1996     1995(A)
-----------------------------                                 ------------     ----      ----      ----     -------
NET ASSET VALUE, beginning of period........................    $ 15.09       $15.46    $14.91    $12.03    $ 10.00
                                                                -------       ------    ------    ------    -------
Income from investment operations
  Net investment income (loss)..............................       (.05)        (.00)     (.17)     (.10)      (.03)
  Net realized and unrealized gain (loss)...................       2.26         2.82      0.91      3.62       2.06
                                                                -------       ------    ------    ------    -------
Total from investment operations............................       2.21         2.82      0.74      3.52       2.03
Less distribution from net realized income and net capital
  gain......................................................         --        (3.19)     (.19)     (.64)        --
                                                                -------       ------    ------    ------    -------
NET ASSET VALUE, end of period..............................    $ 17.30       $15.09    $15.46    $14.91    $ 12.03
                                                                =======       ======    ======    ======    =======
Total Return................................................      14.65%       19.70%     5.12%    30.10%     20.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).......................    $10,475       $8,532    $5,428    $5,130    $ 1,993
Ratio of expenses to average net assets.....................       1.63%(c)     1.75%     1.75%     1.75%      1.73%(c)
Ratio of net investment income (loss) to average net
  assets....................................................       (.92)%(c)    (.87)%   (1.13)%    (.94)%     (.70)%(c)
Portfolio turnover rate.....................................         68%         113%      109%       72%        68%
Average commission per share on portfolio transactions......    $   .05       $  .05    $  .04    $  .06        N/A

                                                               SIX MONTHS     FISCAL YEARS ENDED
                                                                 ENDED             MAY 31,
                                                              NOVEMBER 30,    ------------------
RESERVE CONVERTIBLE SECURITIES FUND                               1998         1998      1997(B)
-----------------------------------                           ------------     ----      -------
NET ASSET VALUE, beginning of period........................    $ 10.53       $ 11.08    $ 10.00
                                                                -------       -------    -------
Income from investment operations
  Net investment income (loss)..............................        .27           .59        .34
  Net realized and unrealized gain (loss)...................      (1.57)          .13        .99
                                                                -------       -------    -------
Total from investment operations............................      (1.30)          .72       1.33
Less distribution from net realized income and net capital
  gain......................................................       (.24)        (1.27)      (.25)
                                                                -------       -------    -------
NET ASSET VALUE, end of period..............................    $  8.99       $ 10.53    $ 11.08
                                                                =======       =======    =======
Total Return................................................     (11.35%)        6.44%     13.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).......................    $17,012       $24,656    $20,553
Ratio of expenses to average net assets.....................       1.17%          .83%(d)     .52%(c)(d)
Ratio of net investment income (loss) to average net
  assets....................................................       6.05%         4.69%(d)    5.52%(c)(d)
Portfolio turnover rate.....................................         51%          168%       113%
Average commission per share on portfolio transactions......    $   .07       $   .07    $   .06

                                                        SIX MONTHS
                                                          ENDED                  FISCAL YEARS ENDED MAY 31,
                                                       NOVEMBER 30,      -------------------------------------------
RESERVE INFORMED INVESTORS GROWTH FUND                     1998           1998        1997        1996       1995(E)
--------------------------------------                 ------------       ----        ----        ----       -------
NET ASSET VALUE, beginning of period.................     $10.46         $11.48      $14.36      $11.99      $ 10.00
                                                          ------         ------      ------      ------      -------
Income from investment operations
  Net investment loss................................       (.07)          (.20)       (.07)       (.33)        (.07)
  Net realized and unrealized gain (loss)............        .67           2.08       (1.66)       3.87         2.06
                                                          ------         ------      ------      ------      -------
Total from investment operations.....................        .60           1.88       (1.73)       3.54         1.99
Less distribution from net realized net capital
  gain...............................................         --          (2.90)      (1.15)      (1.17)          --
                                                          ------         ------      ------      ------      -------
NET ASSET VALUE, end of period.......................     $11.06         $10.46      $11.48      $14.36      $ 11.99
                                                          ======         ======      ======      ======      =======
Total Return.........................................       5.74%         17.88%     (11.35)%     29.75%       19.90%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).................     $2,927         $4,334      $5,477      $6,393      $ 6,837
Ratio of expenses to average net asset...............       1.69%(c)       1.75%       1.75%       1.75%        1.75%(c)
Ratio of net investment loss to average net assets...       (.82)%(c)      (.91)%      (.57)%     (1.57)%      (1.62)%(c)
Portfolio turnover rate..............................        287%           410%        255%        132%          59%
Average commission per share on portfolio
  transactions.......................................     $  .06         $  .06      $ 0.06      $ 0.05          N/A

                                                                SIX MONTHS
                                                                  ENDED             FISCAL YEARS ENDED MAY 31,
                                                               NOVEMBER 30,      ---------------------------------
             RESERVE INTERNATIONAL EQUITY FUND                     1998           1998         1997        1996(F)
             ---------------------------------                 ------------       ----         ----        -------
NET ASSET VALUE, beginning of period.......................      $ 13.22         $ 12.59      $ 11.26      $ 10.00
                                                                 -------         -------      -------      -------
Income from investment operations
  Net investment loss......................................         (.02)           (.04)        (.07)        (.05)
  Net realized and unrealized gain (loss)..................         (.52)            .67         1.40         1.31
                                                                 -------         -------      -------      -------
Total from investment operations...........................         (.54)            .63         1.33         1.26
                                                                 -------         -------      -------      -------
NET ASSET VALUE, end of period.............................      $ 12.68         $ 13.22      $ 12.59      $ 11.26
                                                                 =======         =======      =======      =======
Total Return...............................................        (4.08%)          5.00%       11.81%       12.60%
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period.....................      $11,921         $12.699      $12,099      $ 3,578
Ratio of expenses to average net assets before waiver......         1.91%(c)        2.00%        2.00%        2.00%(c)
Ratio of net investment loss to average net assets.........         (.20)%(c)       (.39)%       (.82)%       (.92)%(c)
Portfolio turnover rate....................................          106%            110%          52%          70%
Average commission per share on portfolio transactions           $   .03         $   .03      $   .03      $   .02
                                                                SIX MONTHS
                                                                  ENDED             FISCAL YEARS ENDED MAY 31,
                                                               NOVEMBER 30,      ---------------------------------
               RESERVE LARGE-CAP GROWTH FUND                       1998           1998         1997        1996(G)
-----------------------------------------------------------    ------------      -------      -------      -------
NET ASSET VALUE, beginning of period.......................      $ 18.16         $ 14.61      $ 10.95      $ 10.00
                                                                 -------         -------      -------      -------
Income from investment operations
  Net investment loss......................................           --            (.03)        (.03)        (.01)
  Net realized and unrealized gain.........................         1.28            3.89         3.69         0.96
                                                                 -------         -------      -------      -------
Total from investment operations...........................         1.28            3.86         3.66         0.95
                                                                 -------         -------      -------      -------
Less distributions from net realized gain..................           --            (.31)          --           --
                                                                 -------         -------      -------      -------
NET ASSET VALUE, end of period.............................      $ 19.44         $ 18.16      $ 14.61      $ 10.95
                                                                 =======         =======      =======      =======
Total Return...............................................         4.18%          26.71%       33.42%        9.50%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).......................      $19,970         $ 6,786      $ 3,054      $ 1,231
Ratio of expenses to average net assets....................         1.57%(c)        1.75%        1.75%        1.75%(c)
Ratio of net investment loss to average net assets.........         (.09)%(c)       (.36)        (.32)%       (.32)%(c)
Portfolio turnover rate....................................           14%             25%          18%           0%
Average commission per share on portfolio transactions.....      $   .07         $   .07      $   .07      $   .08

                                                                 SIX MONTHS
                                                                   ENDED             FISCAL YEARS ENDED MAY 31,
                                                                NOVEMBER 30,      ---------------------------------
RESERVE MID-CAP EQUITY FUND                                         1998           1998         1997        1996(H)
---------------------------                                     ------------       ----         ----        -------
NET ASSET VALUE, beginning of period........................      $ 12.98         $ 13.20      $ 12.29      $10.94
                                                                  -------         -------      -------      ------
Income from investment operations
  Net investment loss.......................................         (.20)           (.26)        (.11)       (.01)
  Net realized and unrealized gain (loss)...................        (2.24)           1.50         1.02        1.36
                                                                  -------         -------      -------      ------
Total from investment operations............................        (2.44)           1.24         0.91        1.35
Less distribution from net realized gains...................           --           (1.46)          --          --
                                                                  -------         -------      -------      ------
NET ASSET VALUE, end of period..............................      $ 10.54         $ 12.98      $ 13.20      $12.29
                                                                  =======         =======      =======      ======
Total Return................................................       (18.80)%         10.31%        7.40%      12.34%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).......................      $ 2,176         $ 3,381      $ 2,174      $  131
Ratio of expenses to average net assets                              1.69% (c))      1.75%        1.75%       1.74%(c)
Ratio of net investment loss to average net assets                   (.90)%(c)      (1.21)%      (1.31)%      (.97)%(c)
Portfolio turnover rate.....................................          .26%             73%         102%         85%
Average commission per share on portfolio transactions......      $   .05         $   .05      $   .05      $  .04

                                                               SIX MONTHS
                                                                 ENDED                  FISCAL YEARS ENDED MAY 31,
                                                              NOVEMBER 30,      ------------------------------------------
               RESERVE SMALL-CAP GROWTH FUND                      1998           1998        1997        1996        1995
               -----------------------------                  ------------       ----        ----        ----        ----
NET ASSET VALUE, beginning of period........................     $16.66         $15.52      $19.56      $12.21      $10.00
                                                                 ------         ------      ------      ------      ------
Income from investment operations
  Net investment loss.......................................       (.31)          (.39)       (.28)       (.17)       (.09)
  Net realized and unrealized gain (loss)...................       1.39           1.53       (3.76)       8.05        2.30
                                                                 ------         ------      ------      ------      ------
Total from investment operations............................       1.08           1.14       (4.04)       7.88        2.21
Less distribution from net realized gain....................         --             --          --        (.53)         --
                                                                 ------         ------      ------      ------      ------
NET ASSET VALUE, end of period..............................     $17.74%        $16.66      $15.52      $19.56      $12.21
                                                                 ======         ======      ======      ======      ======
Total Return................................................       6.49%          7.35%     (20.65)%     65.55%      22.10%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period......................     $4,877         $5,541      $5,789      $6,657      $1,241
Ratio of expenses to average net assets.....................       1.66%(c)       1.75%       1.75%       1.75%       1.75%(c)
Ratio of net investment loss to average net assets..........      (1.48)%(c)     (1.64)%     (1.69)%     (1.70)%     (1.62)%(c)
Portfolio turnover rate.....................................         10%            46%         28%         38%         43%
Average commission per share on portfolio transactions......     $  .03         $  .01      $  .01      $  .01         N/A

---------------
(a) From October 28, 1994 (Commencement of Operations) to May 31, 1995.
(b) From September 3, 1996 (Commencement of Operations) to May 31, 1997
(c) Annualized.
(d) Net of fees waived and expenses reimbursed. Had RMCI not pursued such undertakings, ratios of expenses and net investment income would have amounted as follow:

                                                              EXPENSE    NET INVESTMENT
                                                              RATIOS         INCOME
                                                              -------    --------------
Year ended May 31, 1998.....................................   1.75%          4.69%
Period ended May 31, 1997...................................   1.75           3.67

(e) From November 14, 1994 (Commencement of Operations) to May 31, 1995
(f) From July 13, 1995 (Commencement of Operations) to May 31, 1996
(g) From March 13, 1996 (Commencement of Operations) to May 31, 1996.
(h) From November 14, 1994 (Commencement of Operations) to May 31, 1995.